Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Buffalo Funds

Supplement dated April 14, 2015
to the
Statement of Additional Information (“SAI”) dated July 29, 2014, and previously supplemented on October 8, 2014 and January 15, 2015

On April 2, 2015, the Board of Trustees (the “Board”) of Buffalo Funds (the “Trust”) accepted the resignation of Mr. Barry Koster from his role as Chief Compliance Officer of the Trust effective as of April 2, 2015.  The Board appointed Mr. Clay E. Brethour as the Trust’s Interim Chief Compliance Officer effective as of the same date.

The following disclosures in the section of the Fund’s SAI entitled “Management of the Funds”, as previously revised in the supplement dated October 8, 2014, are hereby revised to read as follows:

MANAGEMENT OF THE FUNDS

Board of Trustees

Trustees and Officers

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
INTERESTED TRUSTEES(1)
Joseph C. Neuberger (53) 615 E. Michigan Street, Milwaukee, WI 53202	Trustee Chairman	Indefinite term and served since May 2003. One year term and served since May 2003.	Executive Vice President, U.S. Bancorp Fund Services, LLC 1994 – present.	10	Trustee, USA MUTUALS (an open-end investment company with two portfolios); Trustee, Trust for Professional Managers (an open- end investment company with thirty-seven portfolios)

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Clay E. Brethour (46) 5420 West 61st Place Shawnee Mission, KS 66205	Trustee President and Treasurer Interim Chief Compliance Officer	Indefinite term and served since August 2013 One year term and served since September 2014. Indefinite term and served since April 2015	Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 2000 – present.	10	None
NON-INTERESTED TRUSTEES
Thomas S. Case (73) 515 Piney Creek Road Reno, NV 89511	Trustee	Indefinite term and served since May 1995.	Retired	10	None
J. Gary Gradinger (72) Golden Star Inc. 6445 Metcalf Avenue Overland Park, KS 66202	Trustee	Indefinite term and served since February 2001.	Chairman and Chief Executive Officer, Golden Star Inc. (manufacturer of textile cleaning products) 1969 – present.	10	Director, MGP Ingredients, Inc. (a food ingredients company)
Philip J. Kennedy (69) 116 Hermitage Hills Boulevard Hermitage, PA 16148	Trustee	Indefinite term and served since May 1995.	Business Consultant and C.P.A. Finance and Accounting Professor, Penn State Shenango (2001-2011).	10	None
OFFICERS
Rachel A. Spearo (35) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	One year term and served since February 2006.	Vice President, U.S. Bancorp Fund Services, LLC 2004 – present.	N/A	N/A
(1)
Each of these Trustees may be deemed to be an “interested person” of the Funds as that term is defined in the 1940 Act.  Mr. Neuberger is an interested person of the trust by virtue of the fact that he is an interested person of Quasar Distributors LLC, the Funds’ principal underwriter.  Mr. Brethour is an interested trustee due to his employment by the Advisor.

Please retain this supplement with your SAI.